Inventories, Net - Schedule of Inventory (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Inventories, Net [Abstract]
Raw materials	$ 22,606	$ 36,740
Goods shipped to customer	1,914
Finished goods	46,966	59,130
Inventories, net	$ 71,486	$ 95,870